3. Loans, Allowance for Loan Losses and Credit Quality (Details 2)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loans Allowance For Loan Losses And Credit Quality Details 2
Residential mortgage loans in process of foreclosure, number of loans	10	8
Residential mortgage loans in process of foreclosure, current balance	$ 791,944	$ 322,663